Related-party Transactions - Schedule of Amounts Related to Revenue and Expenses Incurred in Transactions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenue	$ 33	$ 133	$ 292
Purchase of goods and services	$ 204	$ 137	$ 139